Income tax (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal net operating loss carry forward	$ 63.5
State net operating loss carry forwards	31.9
Operating loss carry forwards	14.4
Indefinite life	49.1
Valuation allowance	$ 23.8	$ 18.9